Accounts Receivable and Other Receivables, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of June 30, 2024 and December 31, 2023 are summarized as below:

	June 30,	December 31,
	2024	2023
Customers by sales provision of services	€1,636,960	€2,505,194
VAT receivable	103,873	46,106
Others	26,255	87,702
	€1,767,088	€2,639,002
Allowance for doubtful accounts	(505,836)	(417,922)
	€1,261,252	€2,221,080

As of June 30, 2024 and December 31, 2023, the allowance for doubtful accounts was €505,836 and €417,922, respectively. During the six months ended June 30, 2024 and 2023, the Company recorded bad debt expense of €143,483 and €4,534 and bad debt recovery of €0 and €10,859, respectively.